Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 20, 2021 shares	Feb. 28, 2022 USD ($)	Jun. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Allowances of doubtful accounts				$ 0	$ 0
Capitalized interest				$ 0	0	$ 0
Property, Plant and Equipment, Useful Life				30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)				$ 400
Period Between Scheduled Drydockings				5 years
Future charter rate assumptions			The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.
Vessel impairment charges				$ 18,830,000	3,033,000	0
Property, Plant and Equipment, Net				1,664,101,000	1,623,307,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Loss, before Reclassification, after tax				16,625,000
Amortization of interest rate cap premium				4,271,000	1,123,000	0
Unrealized gain on the interest rate caps				214,000	1,091,000	0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax				(16,625,000)	31,221,000	$ 227,000
Prepaid Expense and Other Assets, Current				40,464,000	33,765,000
Other Assets, Noncurrent				$ 23,935,000	$ 31,022,000
Number of failed sale and leaseback transactions						6
Number of banks holding deposits				10	9
Number of Reportable Segments				1
Derivative, Gain (Loss) on Derivative, Net				$ (5,372,000)	$ 9,685,000	$ 0
Derivative, Description of Hedged Item				the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Line of Credit Facility, Interest Rate Description				1-month Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate				0.64%
Derivative Asset				$ 41,506,000	63,503,000	7,227,000
Unrealized gain on the interest rate caps				(214,000)	1,091,000	(0)
Interest Rate Caps [Member]
Derivative, Notional Amount		$ 507,891,000				$ 484,106,000
Number of interest rate caps		2
Derivative, Cap Interest Rate		0.75%				0.75%
Derivative, Maturity Date		fourth quarter 2026
Derivative Asset				41,506,000	63,503,000
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Derivative, Gain (Loss) on Derivative, Net				$ 5,372,000	$ 9,685,000	$ 0
UNITED KINGDOM
Number of subsidiaries							1
Effective Income Tax Rate Reconciliation, Percent				25.00%	19.00%	19.00%
Charters Revenues [Member]
Charter revenue				$ (4,025,000)	$ 10,899,000	$ 15,869,000
Prepaid Expense and Other Assets, Current				9,027,000	6,487,000	2,866,000
Other Assets, Noncurrent				$ 15,139,000	21,144,000	$ 14,010,000
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage				8.75%
Series C Preferred Stock [Member] | Kelso [Member]
Convertible securities converted shares | shares	250,000
Two Vessel Group [Member]
Vessel impairment charges				$ 18,830,000
Property, Plant and Equipment, Net				43,830,000
Fair value of property, plant and equipment				$ 25,000,000
One Vessel Group [Member]
Vessel impairment charges					3,033,000
Property, Plant and Equipment, Net					9,033,000
Fair value of property, plant and equipment					$ 6,000,000
Number of vessels recognized with impairment charge					1
Revision of Prior Period, Reclassification, Adjustment [Member]
Supplemental Cash Flow Information Related Text				The Company has made reclassifications to the prior year statement of cash flows to correct and reclassify payments for drydocking and special survey costs from investing outflows to operating outflows which resulted in a decrease in investing outflows and increase in operating outflows of $24,457 and $19,226 for the years ended December 31, 2022, and 2021, respectively